Stockholders' Equity (Details) - Schedule of common stock subject to possible redemption reflected on the balance sheet - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2021
Schedule of common stock subject to possible redemption reflected on the balance sheet [Abstract]
Gross proceeds from Initial Public Offering	$ 183,480	$ 2,762,500	$ 57,338,908
Fair Value of Public Warrants at Issuance			(3,201,883)
Offering Costs allocated to common stock subject to possible redemption			(3,547,176)
Accretion of common stock subject to possible redemption amount			1,733,440
Common stock subject to possible redemption		$ 25,000	$ 52,323,289